UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: August 31, 2023

Date of reporting period: February 28, 2023

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

Fount Subscription Economy ETF

Fount Metaverse ETF

Semi-Annual Report

February 28, 2023
(Unaudited)

Fount

Table of Contents

The Funds file their complete schedule of holdings with the U.S. Securities and Exchange Commission (the “Commission” or the “SEC”) for the first and third quarters of each fiscal year as an exhibit to each Fund’s report on Form N-PORT within sixty days after the end of the period. Each Fund’s Form N-PORT reports are available on the Commission’s website at https://www.sec.gov.

Exchange Traded Concepts, LLC’s proxy voting policies and procedures are attached to each Fund’s Statement of Additional Information (the “SAI”). The SAI, as well as information relating to how each Fund voted proxies relating to each Fund’s securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling (855) 425-7426 and on the Commission’s website at https://www.sec.gov.

Fount Subscription Economy ETF

Schedule of Investments

February 28, 2023 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 99.7%
Canada — 7.3%
Communication Services — 1.4%
BCE	825	$36,582
Energy — 2.6%
Enbridge	1,012	38,051
TC Energy	783	31,235
		69,286
Financials — 1.2%
Brookfield, Cl A	979	32,647
Industrials — 2.1%
Thomson Reuters	452	54,866
		193,381
China — 6.9%
Communication Services — 5.6%
Baidu, Cl A*	2,350	40,357
NetEase	2,200	33,941
Tencent Holdings	1,700	74,415
		148,713
Consumer Discretionary — 1.3%
Meituan, Cl B*	1,970	34,157
		182,870
France — 1.6%
Information Technology — 1.6%
Dassault Systemes	1,092	42,362
Japan — 6.2%
Communication Services — 4.9%
KDDI	1,400	40,967
SoftBank	3,800	42,892
SoftBank Group	1,100	44,552
		128,411
Description	Shares	Fair Value
Industrials — 1.3%
Recruit Holdings	1,300	$35,350
		163,761
Switzerland — 2.0%
Financials — 2.0%
UBS Group	2,398	52,322
United Kingdom — 3.1%
Communication Services — 1.3%
Vodafone Group PLC	26,931	32,532
Industrials — 1.8%
RELX PLC	1,594	48,303
		80,835
United States — 72.6%
Communication Services — 23.0%
Activision Blizzard	597	45,521
Alphabet, Cl A*	1,130	101,768
AT&T	2,766	52,305
Charter Communications, Cl A*	98	36,026
Comcast, Cl A	1,287	47,838
Electronic Arts	314	34,835
Meta Platforms, Cl A*	508	88,870
Netflix*	254	81,821
T-Mobile US*	457	64,976
Verizon Communications	1,314	50,996
		604,956
Consumer Discretionary — 2.6%
Amazon.com*	725	68,317
Energy — 1.4%
Kinder Morgan	2,206	37,634
Financials — 9.1%
BlackRock, Cl A	78	53,776
Blackstone	420	38,136
Marsh & McLennan	307	49,777
Moody’s	152	44,103
S&P Global	156	53,227
		239,019
Health Care — 3.2%
Cigna Group	164	47,904
CVS Health	454	37,927
		85,831
Information Technology — 33.3%
Adobe*	156	50,536
Autodesk*	214	42,520

The accompanying notes are an integral part of the financial statements.

Fount Subscription Economy ETF

Schedule of Investments

February 28, 2023 (Unaudited) (Concluded)

Description	Shares	Fair Value
Information Technology (continued)
Automatic Data Processing	228	$50,119
Cadence Design Systems*	286	55,181
Intuit	131	53,341
Microsoft	1,043	260,145
Oracle	871	76,125
Paychex	358	39,523
Salesforce*	373	61,027
ServiceNow*	109	47,107
Snowflake, Cl A*	343	52,952
Synopsys*	141	51,290
VMware, Cl A*	356	39,206
		879,072
		1,914,829
Total Common Stock (Cost $3,363,462)		2,630,360
SHORT-TERM INVESTMENT — 0.3%
Invesco Government & Agency Portfolio, CI Institutional, 4.510%(A)	7,530	7,530
Total Short-Term Investment (Cost $7,530)		7,530
Total Investments — 100.0% (Cost $3,370,992)		$2,637,890

Percentages are based on Net Assets of $2,637,105.

††        More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

*    Non-income producing security.

(A)    The rate reported is the 7-day effective yield as of February 28, 2023.

Cl — Class

PLC — Public Limited Company

As of February 28, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Fount Metaverse ETF

Schedule of Investments

February 28, 2023 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 99.7%
Australia — 2.0%
Consumer Discretionary — 2.0%
Aristocrat Leisure	4,185	$103,121
China — 11.6%
Communication Services — 7.1%
Baidu, Cl A*	5,700	97,887
Bilibili, Cl Z*	4,380	86,434
NetEase	5,400	83,310
Weibo, Cl A*	4,160	88,505
		356,136
Consumer Discretionary — 2.5%
Haichang Ocean Park Holdings*	225,000	54,749
Pop Mart International Group	26,000	72,208
		126,957
Information Technology — 2.0%
Xiaomi, Cl B*	67,600	102,138
		585,231
France — 0.8%
Communication Services — 0.8%
Ubisoft Entertainment*	1,914	42,382
Japan — 16.5%
Communication Services — 10.6%
Capcom	3,500	110,102
Koei Tecmo Holdings	5,600	93,816
Konami Group	1,500	66,182
Nexon	4,200	91,021
Square Enix Holdings	2,000	89,124
Toho	2,500	86,995
		537,240
Consumer Discretionary — 5.9%
Bandai Namco Holdings	1,300	80,301
Oriental Land	800	127,769
Description	Shares	Fair Value
Consumer Discretionary (continued)
Sega Sammy Holdings	5,300	$90,580
		298,650
		835,890
Netherlands — 2.2%
Communication Services — 2.2%
Universal Music Group	4,691	111,187
Russia — 0.0%
Communication Services — 0.0%
VK GDR(A)(B)*	11,294	113
Yandex, Cl A(A)(B)*	3,751	37
		150
South Korea — 11.5%
Communication Services — 11.5%
HYBE Co Ltd*	535	74,837
Kakao	1,558	73,470
Kakao Games*	1,964	72,950
Krafton*	477	61,209
NAVER	470	74,056
NCSoft	273	89,642
Netmarble	1,479	69,074
Pearl Abyss*	1,933	65,517
		580,755
Sweden — 3.5%
Communication Services — 1.1%
Embracer Group, Cl B*	11,138	54,085
Consumer Discretionary — 2.4%
Evolution	1,002	121,697
		175,782
United Kingdom — 1.3%
Communication Services — 1.3%
Future PLC	3,960	67,215
United States — 50.3%
Communication Services — 25.1%
Activision Blizzard	1,489	113,536
Alphabet, Cl A*	2,040	183,722
Bumble, Cl A*	3,465	83,784
Electronic Arts	791	87,754
Meta Platforms, Cl A*	1,182	206,779
Pinterest, Cl A*	5,159	129,543
Playtika Holding*	6,802	65,299
ROBLOX, Cl A*	3,434	125,822

The accompanying notes are an integral part of the financial statements.

Fount Metaverse ETF

Schedule of Investments

February 28, 2023 (Unaudited) (Concluded)

Description	Shares	Fair Value
Communication Services (continued)
Snap, Cl A*	7,327	$74,369
Take-Two Interactive Software*	835	91,474
Warner Music Group, Cl A	3,342	105,474
		1,267,556
Consumer Discretionary — 8.6%
Cedar Fair	2,044	93,860
DraftKings, Cl A*	7,310	137,867
SeaWorld Entertainment*	1,832	118,347
Six Flags Entertainment*	3,353	88,519
		438,593
Information Technology — 16.6%
Adobe*	358	115,974
Apple	3,954	582,859
AppLovin, Cl A*	2,560	34,560
Dolby Laboratories, Cl A	1,283	105,565
		838,958
		2,545,107
Total Common Stock (Cost $7,315,769)		5,046,820
SHORT-TERM INVESTMENT — 0.4%
Invesco Government & Agency Portfolio, CI Institutional, 4.510%(C)	19,004	19,004
Total Short-Term Investment (Cost $19,004)		19,004
Total Investments — 100.1% (Cost $7,334,773)		$5,065,824

Percentages are based on Net Assets of $5,059,902.

†† More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

*    Non-income producing security.

(A)    Level 3 security in accordance with fair value hierarchy

(B)     Security is fair valued.

(C)    The rate reported is the 7-day effective yield as of February 28, 2023.

Cl — Class

GDR — Global Depositary Receipt

PLC — Public Limited Company

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3(1)	Total
Investments in Securities
Common Stock
Australia	$103,121	$—	$—	$103,121
China	585,231	—	—	585,231
France	42,382	—	—	42,382
Japan	835,890	—	—	835,890
Netherlands	111,187	—	—	111,187
Russia	—	—	150	150
South Korea	580,755	—	—	580,755
Sweden	175,782	—	—	175,782
United Kingdom	67,215	—	—	67,215
United States	2,545,107	—	—	2,545,107
Short-Term Investment
United States	19,004	—	—	19,004
Total Investments in Securities	$5,065,674	$—	$150	$5,065,824

(1)     A reconciliation of Level 3 investments is presented when the fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

The accompanying notes are an integral part of the financial statements.

Fount

Statements of Assets and Liabilities

February 28, 2023 (Unaudited)

	Fount Subscription Economy ETF	Fount Metaverse ETF
Assets:
Cost of Investments	$3,370,992	$7,334,773
Investments at Fair Value	$2,637,890	$5,065,824
Dividends Receivable	1,761	3,934
Reclaims Receivable	638	379
Total Assets	2,640,289	5,070,137
Liabilities:
Payable to Custodian	1,710	7,367
Advisory Fees Payable	1,474	2,868
Total Liabilities	3,184	10,235
Net Assets	$2,637,105	$5,059,902
Net Assets Consist of:
Paid-in Capital	$4,332,710	$9,385,560
Total Distributable Earnings (Accumulated Losses)	(1,695,605)	(4,325,658)
Net Assets	$2,637,105	$5,059,902
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	150,000	325,000
Net Asset Value, Offering and Redemption Price Per Share	$17.58	$15.57

The accompanying notes are an integral part of the financial statements.

Fount

Statements of Operations

For the Six Months Ended February 28, 2023 (Unaudited)

	Fount Subscription Economy ETF	Fount Metaverse ETF
Investment Income:
Dividends Income	$23,574	$16,859
Less: Foreign Taxes Withheld	(813)	(1,435)
Total Investment Income	22,761	15,424
Expenses:
Advisory Fees	8,996	21,944
Total Expenses	8,996	21,944
Net Investment Income (Loss)	13,765	(6,520)
Net Realized Gain (Loss) on:
Investments(1)	(17,751)	(389,960)
Foreign Currency Transactions	(30)	(1,326)
Net Realized Gain (Loss)	(17,781)	(391,286)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(58,958)	211,113
Foreign Currency Translations	32	(91)
Net Change in Unrealized Appreciation (Depreciation)	(58,926)	211,022
Net Realized and Unrealized Gain (Loss)	(76,707)	(180,264)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(62,942)	$(186,784)

(1)     Includes realized gains (losses) as a result of in-kind transactions (See Note 4 in Notes to the Financial Statements).

The accompanying notes are an integral part of the financial statements.

Fount

Statements of Changes in Net Assets

	Fount Subscription Economy ETF
	For the Six Months Ended February 28, 2023 (Unaudited)	For the Period Ended August 31, 2022(1)
Operations:
Net Investment Income (Loss)	$13,765	$39,008
Net Realized Gain (Loss)(2)	(17,781)	(1,617,263)
Net Change in Unrealized Appreciation (Depreciation)	(58,926)	(674,180)
Net Increase (Decrease) in Net Assets Resulting from Operations	(62,942)	(2,252,435)
Distributions	(10,805)	(34,369)

Capital Share Transactions:
Issued	—	8,742,011
Redeemed	—	(3,744,355)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	—	4,997,656
Total Increase (Decrease) in Net Assets	(73,747)	2,710,852

Net Assets:
Beginning of Period	2,710,852	—
End of Period	$2,637,105	$2,710,852

Share Transactions:
Issued	—	350,000
Redeemed	—	(200,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	—	150,000

(1)     Commenced operations on October 27, 2021.

(2)     Includes realized gains (losses) as a result of in-kind transactions (See Note 4 in Notes to the Financial Statements).

Amounts designated as “—”are $0.

The accompanying notes are an integral part of the financial statements.

Fount

Statements of Changes in Net Assets

	Fount Metaverse ETF
	For the Six Months Ended February 28, 2023 (Unaudited)	For the Period Ended August 31, 2022(1)
Operations:
Net Investment Income (Loss)	$(6,520)	$65,531
Net Realized Gain (Loss)(2)	(391,286)	(1,886,742)
Net Change in Unrealized Appreciation (Depreciation)	211,022	(2,480,115)
Net Increase (Decrease) in Net Assets Resulting from Operations	(186,784)	(4,301,326)
Distributions	(1,491)	(65,336)
Return of Capital	—	(5,804)
Total Distributions	(1,491)	(71,140)
Capital Share Transactions:
Issued	—	15,827,632
Redeemed	(1,969,804)	(4,237,185)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,969,804)	11,590,447
Total Increase (Decrease) in Net Assets	(2,158,079)	7,217,981
Net Assets:
Beginning of Period	7,217,981	—
End of Period	$5,059,902	$7,217,981
Share Transactions:
Issued	—	675,000
Redeemed	(125,000)	(225,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(125,000)	450,000

(1)     Commenced operations on October 27, 2021.

(2)     Includes realized gains (losses) as a result of in-kind transactions (See Note 4 in Notes to the Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Fount

Financial Highlights

Selected Per Share Data & Ratios
For the Six Months Ended February 28, 2023 (Unaudited) and the Period Ended August 31,
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Net Realized and Unrealized Loss on Investments	Total from Operations	Distributions from Net Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Period	Net Asset Value, Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(2)
Fount Subscription Economy ETF
2023**	$18.07	$0.09	$(0.51)	$(0.42)	$(0.07)	$—	$(0.07)	$17.58	(2.29)%	$2,637	0.70	%(3)	1.07	%(3)	3%
2022†	24.99	0.14	(6.94)	(6.80)	(0.12)	—	(0.12)	18.07	(27.25)	2,711	0.70	(3)	0.78	(3)	25
Fount Metaverse ETF
2023**	16.04	(0.02)	(0.45)	(0.47)	— (4)	—	—	15.57	(2.91)	5,060	0.70	(3)	(0.21	)(3)	3
2022†	24.82	0.14	(8.78)	(8.64)	(0.13)	(0.01)	(0.14)	16.04	(34.82)	7,218	0.70	(3)	0.82	(3)	42

*    Per share data calculated using average shares method.

**  For the six months ended February 28, 2023.

†   Commenced operations on October 27, 2021.

(1)     Total return is for the period indicated. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)     Portfolio turnover rate is for the period indicated. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(3)     Annualized

(4)     Amount represents less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

Fount

Notes to the Financial Statements
February 28, 2023 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the Fount Subscription Economy ETF and the Fount Metaverse ETF (each a “Fund”, and together the “Funds”). The Fount Subscription Economy ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Fount Subscription Economy Index and the Fount Metaverse ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Fount Metaverse Index (each, an “Index” and, together the “Indexes”). Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Funds. Each Fund is classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk” under Note 6). The Funds commenced operations on October 27, 2021.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares called “Creation Units.” Transactions for the Fount Subscription Economy ETF are generally conducted in exchange for the deposit or delivery of a portfolio of in-kind securities constituting a substantial replication, or a representation, of the securities included in the relevant Fund’s Index and a specified cash payment. Transactions for the Fount Metaverse ETF are generally conducted in exchange for the deposit or delivery of cash. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — Each Fund is an investment company in conformity with- U.S. GAAP. Therefore, the Funds follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Security Valuation — The Funds record their investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and at the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Fount

Notes to the Financial Statements
February 28, 2023 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022. Early adoption was permitted.

Effective May 19, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) (i) designated the Adviser as the Board’s valuation designee to perform fair-value determinations for a Fund through the Adviser’s Valuation Committee and (ii) approved new Adviser Valuation Procedures. Prior to May 19, 2022, fair-value determinations were performed in accordance with the Trust’s Valuation Procedures and were implemented through a Trust Valuation Committee designated by the Board.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, a Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•    Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•    Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•    Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Fount

Notes to the Financial Statements
February 28, 2023 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

The valuation techniques used by the Funds to measure fair value during the six months ended February 28, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs. Investments are classified within the level of the lowest significant input considered in determining fair value.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations. As of February 28, 2023, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Current tax years remain open and subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Foreign Taxes — Each of the Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The Funds may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invests.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem shares at NAV and only in Creation Units, or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $500 and $575 per transaction, regardless of the number of Creation Units created in a given transaction for Fount Subscription Economy ETF and Fount Metaverse ETF, respectively. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee of $500 and $575 per transaction to the

Fount

Notes to the Financial Statements
February 28, 2023 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction for Fount Subscription Economy ETF and Fount Metaverse ETF, respectively. The Funds may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transactions. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of a Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit a Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of a Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

3. SERVICE PROVIDERS

Investment Advisory Agreement

The Adviser is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Funds and is responsible for the day-to-day management of the Funds, including, among other things, implementing changes to each Fund’s portfolio in connection with any rebalancing or reconstitution of an Index, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services the Adviser provides to the Funds, each Fund pays the Adviser a fee, calculated daily and paid monthly, at an annual rate of 0.70% of the average daily net assets of each Fund.

Effective January 2, 2023, ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly-owned subsidiary of the Adviser, began providing services to the Funds. ETC Platform Services administers the Funds’ business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under the Funds’ unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. For the services it provides to the Funds, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

Fount

Notes to the Financial Statements
February 28, 2023 (Unaudited) (Continued)

3. SERVICE PROVIDERS (Continued)

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

Fount Investment Co., Ltd. is the sponsor of each Fund’s Index and each Fund (the “Sponsor”). In connection with an arrangement between the Adviser, ETC Platform Services and the Sponsor, the Sponsor has agreed to assume the obligation of the Adviser to pay all expenses of the Funds (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of each Fund. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to either Fund.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

Distribution Arrangement

The Distributor serves as each Fund’s underwriter and distributor of each Fund’s shares pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Fund’s shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in any Fund’s shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the six months ended February 28, 2023, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services serves as the Funds’ administrator pursuant to an administration agreement. The Bank of New York Mellon serves as the Funds’ custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement. The Adviser of the Funds pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

4. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2023, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Fount Subscription Economy ETF	$90,945	$87,916
Fount Metaverse ETF	215,482	764,049

For the six months ended February 28, 2023, there were no purchases or sales of long-term U.S. Government securities by the Funds.

Fount

Notes to the Financial Statements
February 28, 2023 (Unaudited) (Continued)

4. INVESTMENT TRANSACTIONS (Continued)

For the six months ended February 28, 2023, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain/(Loss)
Fount Subscription Economy ETF	$—	$—	$—
Fount Metaverse ETF	—	1,434,880	(121,532)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature; they are charged or credited to paid-in capital or total distributable earnings (accumulated losses) as appropriate, in the period that the differences arise.

The tax character of dividends paid during the period ended August 31, 2022 were as follows:

	Ordinary Income	Return of Capital	Long-Term Capital Gain	Totals
Fount Subscription Economy ETF
2022	$34,369	$—	$—	$34,369
Fount Metaverse ETF
2022	65,336	5,804	—	71,140

As of August 31, 2022, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Fount Subscription Economy ETF	Fount Metaverse ETF
Undistributed Ordinary Income	$4,041	$—
Capital Loss Carryforwards	(951,720)	(1,627,831)
Unrealized Appreciation (Depreciation)	(674,179)	(2,509,552)
Total Distributable Earnings (Accumulated Losses)	$(1,621,858)	$(4,137,383)

The Funds are permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of August 31, 2022, the Funds have the following capital loss carry forwards to offset capital gains for an unlimited period:

	Short-Term	Long-Term	Total Capital Loss Carryforwards
Fount Subscription Economy ETF	$951,720	$—	$951,720
Fount Metaverse ETF	1,627,831	—	1,627,831

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at February 28, 2023, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
Fount Subscription Economy ETF	$3,370,992	$66,161	$(799,263)	$(733,102)
Fount Metaverse ETF	7,334,773	73,449	(2,342,398)	(2,268,949)

Fount

Notes to the Financial Statements
February 28, 2023 (Unaudited) (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), each shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Risk information is applicable to each Fund unless otherwise noted. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the Funds’ prospectus for a complete description of the principal risks of investing in a Fund.

Currency Exchange Rate Risk: Each Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund’s investment and the value of your Fund shares. Because the Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning and you may lose money.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in a Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of a Fund’s portfolio holdings trade in markets that are closed when the Fund’s market is open, there may be valuation differences that could lead to differences between a Fund’s market price and the value of that Fund’s portfolio holdings.

Industry Concentration Risk: Each Fund may concentrate its investments in a particular industry or group of industries, as described in the Prospectus. The securities of issuers in particular industries may dominate the Index of a Fund and consequently such Fund’s investment portfolio. This may adversely affect the Funds’ performance or subject its shares to greater price volatility than that experienced by less concentrated investment companies.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk: Because the Funds are an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Funds. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Funds may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Fount

Notes to the Financial Statements
February 28, 2023 (Unaudited) (Concluded)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (Continued)

Metaverse Companies Risk (Fount Metaverse ETF only): The Metaverse Fund invests primarily in the equity securities of Metaverse Companies and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Securities of Metaverse Companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Metaverse Companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

Non-Diversification Risk: Each Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on a Fund’s performance.

7. OTHER

At February 28, 2023, the records of the Trust, reflected in the table below, shows the total shares outstanding held by Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

Number of Authorized Participants
Fount Subscription Economy ETF	2
Fount Metaverse ETF	2

8. RECENT MARKET EVENTS

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to the COVID-19 pandemic, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which each Fund invests depends on future developments, including the duration and spread of the outbreak and such developments may in turn impact the value of each Fund’s investments. The ultimate impact of the pandemic on the financial performance of each Fund’s investments is not reasonably able to be approximated at this time.

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known.

9. SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. On April 26, 2023, the Board approved the liquidation of the Fount Subscription Economy ETF. The Fund is expected to liquidate on or about May 26, 2023.

Management has determined there are no other material events.

Fount

Disclosure of Fund Expenses
(Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of a Fund’s shares, which are not reflected in these examples below.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (September 1, 2022, to February 28, 2023) (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment

	Beginning Account Value 9/1/2022	Ending Account Value 2/28/2023	Annualized Expense Ratios	Expenses Paid During Period(1)
Fount Subscription Economy ETF
Actual Fund Return	$1,000.00	$977.10	0.70%	$3.43
Hypothetical 5% Return	$1,000.00	$1,021.32	0.70%	$3.51

Fount Metaverse ETF
Actual Fund Return	$1,000.00	$970.90	0.70%	$3.42
Hypothetical 5% Return	$1,000.00	$1,021.32	0.70%	$3.51

(1)     Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half year period shown).

Fount

Supplemental Information
(Unaudited)

NAV is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that such Fund’s NAV is calculated. The Funds’ Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of such Fund’s holdings. The NAV of the Funds may also be impacted by the accrual of deferred taxes. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.fountetfs.com.

Fount

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Funds”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of its shareholders. The Trust’s liquidity risk management program (the “Program”), which adopts the liquidity risk management policies and procedures of Exchange Traded Concepts, LLC, the Trust’s investment adviser (the “Adviser”), is tailored to reflect the Funds’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Funds.

The Adviser, which is the administrator of the Program, has formed a Liquidity Risk Working Group (“LRWG”) consisting of certain individuals from the Adviser’s portfolio management, capital markets and compliance teams. The LRWG is responsible for conducting an initial assessment of the liquidity risk of the Funds and to manage the liquidity risk of the Funds on an ongoing basis. Meetings of the LRWG are held no less than monthly.

At the February 2023 meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is adequately designed to assess and manage the Funds’ liquidity risk and has been effectively implemented. The report reflected that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Fount

Board Consideration of Approval of Advisory Agreement
February 28, 2023 (Unaudited)

At a meeting held on September 21, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the continuance of the investment advisory agreement between the Trust, on behalf of the Fount Metaverse ETF and Fount Subscription Economy ETF ETF (the “Funds”), and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to the Funds (the “Agreement”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved by a vote of: (i) the Trustees or the shareholders of the Funds and (ii) a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and ETC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require the Funds to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed materials from ETC and at the Meeting representatives from ETC presented additional information to help the Board evaluate the Agreement. Among other things, representatives from ETC provided an overview of its advisory business, including investment personnel and investment processes. Prior to the Meeting, the Trustees met to review and discuss certain information provided. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentation, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the continuance of the Agreement, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC to each Fund; (ii) each Fund’s performance; (iii) ETC’s costs of and profits realized from providing advisory services to each Fund, including any fall-out benefits enjoyed by ETC or its affiliates; (iv) comparative fee and expense data; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services. With respect to the nature, extent, and quality of the services provided to each Fund, the Board considered ETC’s specific responsibilities in all aspects of day-to-day management of each Fund. The Board noted that such responsibilities include developing, implementing, and maintaining each Fund’s investment program; implementing changes to each Fund’s portfolio in connection with any rebalancing or reconstitution of the underlying index; trading portfolio securities and other investment instruments on behalf of each Fund; selecting broker-dealers to execute purchase and sale transactions; determining the daily baskets of deposit securities and cash components; executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; overseeing general portfolio compliance with relevant law; monitoring compliance with various policies and procedures and applicable securities regulations; quarterly reporting to the Board; and implementing Board directives as they relate to each Fund. The Board noted that it had been provided with ETC’s registration form on Form ADV as well as ETC’s responses to a detailed series of questions, which included a description of ETC’s operations, services, personnel, compliance program, risk management program, and financial condition, and whether there had been material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s investment personnel, the quality of ETC’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC has appropriate compliance policies and procedures in place. The Board considered ETC’s experience working with ETFs, including the Funds, other series of the Trust, and other ETFs outside of the Trust.

The Board also considered other services provided to each Fund by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate; administering each Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund

Fount

Board Consideration of Approval of Advisory Agreement
February 28, 2023 (Unaudited) (Continued)

operations, portfolio management and other matters essential to each Fund’s business activities; supervising each Fund’s registration as an investment company and the offering of Fund shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for each Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided to each Fund by ETC.

Performance. The Board reviewed each Fund’s performance in light of its stated investment objective, noting that each Fund is passively managed. The Board was provided reports regarding each Fund’s past performance, including a report comparing each Fund’s performance to the performance of its underlying index for various time periods ended June 30, 2022. The Board focused on the extent to which each Fund achieved its investment objective as a passively managed fund. The Board reviewed information regarding factors impacting the performance of each Fund, including the construction of its underlying index and the addition or deletion of securities from the underlying index. The Board reviewed information regarding each Fund’s index tracking, noting, as applicable, the factors that contributed to the Fund’s tracking error. The Board noted that while each Fund had underperformed its underlying index over certain periods, such underperformance was to be expected as it partially was the result of costs incurred by the Fund that were not incurred by its underlying index. The Board also noted that each Fund’s performance was nonetheless generally in line with that of its underlying index and believed that the extent of the underperformance and tracking error, therefore, did not necessitate significant additional review. In reviewing the Funds’ performance, the Board took into account that the Funds have had a relatively short operating history over which to consider performance. The Board further noted that it received regular reports regarding each Fund’s performance, including tracking error, at its quarterly meetings.

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee paid by each Fund to ETC under the Agreement. The Board reviewed a report prepared by ISS, an independent third party, comparing each Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the report included mutual funds in each Fund’s peer group, which were intended to enhance the Board’s ability to evaluate the quality of fees and expenses on a broader scale. The Board took into account the differences in operations and fee structures between ETFs and mutual funds and gave such weight to the mutual fund data as it deemed appropriate. The Board noted that ISS selected the particular mutual funds that were included in its report. The Board noted that each Fund’s advisory fee was slightly higher than the median of its respective peer group range. The Board took into account that due to the specialized nature of each Fund’s underlying index and, thus, each Fund’s strategy, there are limitations in comparing each Fund’s advisory fee to those of other funds and the information provided by the peer group report may not provide meaningful direct comparisons to the Funds. The Board took into consideration that the advisory fee for each Fund is a “unitary fee,” meaning that the Funds pay no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, ETC is responsible for compensating each Fund’s other service providers and paying each Fund’s other expenses out of its own fee and resources and that, while the Funds’ index provider has assumed such responsibility, ETC is ultimately responsible for ensuring the obligation is satisfied. The Board considered information provided about the costs and expenses incurred by ETC in providing advisory services, evaluated the compensation and benefits received by ETC from its relationship with each Fund, and reviewed profitability information from ETC with respect to each Fund. The Board considered the risks borne by ETC associated with providing services to the Funds, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Funds. Based on the foregoing information, the Board concluded that each Fund’s advisory fee appeared reasonable in light of the services rendered.

Economies of Scale. The Board considered whether economies of scale have been realized with respect to the Funds. The Board concluded that no significant economies of scale have been realized and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Fount

Board Consideration of Approval of Advisory Agreement
February 28, 2023 (Unaudited) (Concluded)

Conclusion. No single factor was determinative of the Board’s decision to approve the continuance of the Agreement on behalf of each Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreement, including the compensation payable thereunder, was fair and reasonable to each Fund. The Board, including the Independent Trustees, therefore, determined that the approval of the continuance of the Agreement was in the best interests of each Fund and its shareholders.

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10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue.
Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds.

FIC-SA-001-0200

(b) Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: May 4, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: May 4, 2023

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Treasurer

Date: May 4, 2023